Going Concern	6 Months Ended
Jun. 30, 2024
Going Concern
Going Concern

2.Going Concern

The Group has incurred recurring operating losses since its inception, including net losses of RMB166.5 million and RMB83.0 million for the years ended December 31, 2022 and 2023, respectively and net losses of RMB41.0 million for the six months ended June 30, 2024. Net cash used in operating activities were RMB109.7 million and RMB74.9 million for the years ended December 31, 2022 and 2023, respectively and cash used in operating activities of RMB11.1 million for the six months ended June 30, 2024. Accumulated deficit was RMB1,273.8 million as of June 30, 2024. As of June 30, 2024, the Company had cash and cash equivalents of RMB5.0 million. The company’s business encountered some difficulties, including weak economic growth of China and resignation of staffs, which negatively impacted the Group’s business operations for the six months ended June 30, 2024 and has continued to impact the Group’s financial position, results of operations and cash flows. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan which includes strictly implementing the expenses, accelerating the collection of accounts receivable and increasing the proportion of advance from customers, pursuing cooperation opportunities for electric vehicles industry and potential financing to improve the Group’s cash flow from operations and financing.

If the Group fails to achieve these goals, the Group may need additional financing to execute its business plan. If additional financing is required, the Group cannot predict whether this additional financing will be in the form of equity, debt, or another form, and the Group may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In the event that financing sources are not available, or that the Group is unsuccessful in increasing its gross profit margin and reducing operating losses, the Group may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Group’s business, financial condition and results of operations and would materially adversely affect its ability to continue as a going concern.

The Group’s condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.